FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Interest rate risk
Interest expense	$ 1,369	$ 1,128
Foreign exchange risk
Gain on derivative	2,007	3,235
Impact of a 1% appreciation in the exchange rate of the reporting currency against all foreign currencies on net income (loss)	42	135
Liquidity risk
Cash and cash equivalents	23,692	18,992	22,959
Expected dividend yields	0.00%
Assumption that the fundamental transaction will happen every year, as a percent	1.00%
Expected volatility	60.00%
Forward Contracts [Member]
Foreign exchange risk
Number of contracts	0	1
Notional Amount		1,242
Gain on derivative		$ 19